Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Treasury Shares	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2024		$ 49	$ 357,570		$ 601	$ (213,919)	$ 142,688
Balance (in Shares) at Dec. 31, 2024	[1]	106,342,415
Balance (in Shares) at Dec. 31, 2024				(1,613)
Exercise of options and vesting of RSUs			188				188
Exercise of options and vesting of RSUs (in Shares)		1,780,391
Repurchase of ordinary shares							(9,585)
Repurchase of ordinary shares (in Shares)		(3,230,259)		9,585
Repurchase of ordinary shares (in Shares)		3,230,259		(9,585)
Stock based compensation			4,166				4,166
Change in unrealized losses on cash flow hedges					(542)		(542)
Net loss for the period						(8,308)	(8,308)
Balance at Mar. 31, 2025		$ 49	361,924		59	(222,227)	128,607
Balance (in Shares) at Mar. 31, 2025		104,892,547
Balance (in Shares) at Mar. 31, 2025				(11,198)
Balance at Dec. 31, 2024		$ 49	357,570		601	(213,919)	$ 142,688
Balance (in Shares) at Dec. 31, 2024	[1]	106,342,415
Balance (in Shares) at Dec. 31, 2024				(1,613)
Retirement of treasury shares (in Shares)							6,151,225
Balance at Dec. 31, 2025		$ 49	360,013		429	(245,502)	$ 104,983
Balance (in Shares) at Dec. 31, 2025		103,050,266					103,050,266
Balance (in Shares) at Dec. 31, 2025				(10,006)			3,302,194
Exercise of options and vesting of RSUs			775				$ 775
Exercise of options and vesting of RSUs (in Shares)		2,672,147					933,422
Repurchase of ordinary shares							$ (25,000)
Repurchase of ordinary shares (in Shares)							(9,453,419)
Repurchase of ordinary shares (in Shares)							9,453,419
Retirement of treasury shares			(10,006)
Retirement of treasury shares (in Shares)				10,006
Stock based compensation			3,136				3,136
Change in unrealized losses on cash flow hedges					(364)		(364)
Net loss for the period						(8,290)	(8,290)
Balance at Mar. 31, 2026		$ 49	$ 353,918		$ 65	$ (253,792)	$ 100,240
Balance (in Shares) at Mar. 31, 2026		105,722,413					105,722,413
Balance (in Shares) at Mar. 31, 2026							0

[1]	Excluding 359,375 Forfeiture Shares